Cash and cash equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash and cash equivalents
Cash at bank and in hand	$ 680	$ 773
Short term bank deposits	130	17
Restricted cash	13	28
Total cash and cash equivalents	$ 823	$ 818	$ 603	$ 526